CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,208,967	$ 817,401	¥ 1,113,988
Restricted cash	500	78	340,813
Short-term bank deposits, net	4,022,119	631,158	493,282
Receivables from online payment platforms	10,006	1,570	862
Short-term investments	3,621,637	568,314	1,473,349
Accounts and notes receivable, net	14,024	2,201	20,089
Inventories, net	589,088	92,441	329,123
Amounts due from related parties	1,936	304	21,006
Prepayments and other current assets, net	482,659	75,740	74,383
Total current assets	13,950,936	2,189,207	3,866,895
Non-current assets
Property, equipment and leasehold improvement, net	143,155	22,464	74,500
Intangible assets, net	8,366	1,313	5,393
Long-term investments, net	12,000	1,883	4,000
Deferred tax assets, net	20,856	3,273	6,000
Right-of-use assets, net	176,258	27,659	91,743
Long-term bank deposits, net	2,004,593	314,564
Other non-current assets	48,961	7,683	11,354
Total non-current assets	2,414,189	378,839	192,990
Total assets	16,365,125	2,568,046	4,059,885
Current liabilities
Accounts and notes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB1,459,438 and RMB1,288,845 as of December 31, 2020 and 2021, respectively)	1,288,845	202,248	1,459,782
Contract liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB320,434 and RMB286,651 as of December 31, 2020 and 2021, respectively)	286,651	44,982	320,434
Salary and welfare benefits payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB179,558 and RMB107,614 as of December 31, 2020 and 2021, respectively)	170,393	26,738	179,558
Taxes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB363,460 and RMB590,718 as of December 31, 2020 and 2021, respectively)	597,761	93,802	363,644
Accrued expenses and other current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB116,919 and RMB304,594 as of December 31, 2020 and 2021, respectively)	313,396	49,179	116,929
Amounts due to related party (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB11,174 and nil as of December 31, 2020 and 2021, respectively)			11,174
Lease liabilities - current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB45,073 and RMB80,319 as of December 31, 2020 and 2021, respectively)	80,582	12,645	45,073
Total current liabilities	2,737,628	429,594	2,496,594
Noncurrent liabilities
Deferred tax liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB5,210 and RMB4,513 as of December 31, 2020 and 2021, respectively)	4,513	708	5,210
Lease liabilities - non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB49,448 and RMB102,830 as of December 31, 2020 and 2021, respectively)	104,232	16,356	49,448
Total non-current liabilities	108,745	17,064	54,658
Total liabilities	2,846,373	446,658	2,551,252
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.00001 par value; 15,000,000,000 shares authorized; 1,436,815,570 shares issued and outstanding as of December 31, 2020; 1,570,790,570 shares issued and 1,565,730,837 shares outstanding as of December 31, 2021)	103	16	94
Treasury stock	(127,516)	(20,010)
Additional paid-in capital	11,881,023	1,864,393	1,589,857
Statutory reserves	2,319	364	1,000
(Accumulated deficit)/ retained earnings	1,908,889	299,548	(81,640)
Accumulated other comprehensive loss	(149,866)	(23,519)	(678)
Total RLX Technology Inc. shareholders' equity	13,514,952	2,120,792	1,508,633
Noncontrolling interests	3,800	596
Total shareholders' equity	13,518,752	2,121,388	1,508,633
Total liabilities and shareholders' equity	¥ 16,365,125	$ 2,568,046	¥ 4,059,885